ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accrued expenses	¥ 24,537	$ 3,770	¥ 30,862
Salaries and welfare payable	8,183	1,258	7,590
Business and other taxes payable	12,253	1,883	5,730
Unrecognized tax positions (note 23)	85,106	13,081	79,613
Short-term secured borrowing (note 20)	13,642	2,097	2,794
MD Anderson consulting fee payable	116,922	17,971	13,182
ProMed equity acquisition	12,453	1,914	12,999
Consideration advance from JWYK (note 15)	2,095	322	2,410
Deferred Revenue, Current	3	0	214
Other accruals	110,725	17,017	122,004
Total	¥ 385,919	$ 59,313	¥ 277,398